Amount Due From Associate (Details) - Schedule of amount due from associate - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of amount due from associate [Abstract]
Amount due from associate		$ 7,208,700
Total		$ 7,208,700